Angel Oak Mortgage Trust I, LLC 2018-2 ABS-15G

Exhibit 99.16

Client Name:	Angel Oak
Client Project Name:	AO_MS Sterling pool
Start - End Dates:
Deal Loan Count:	30
Report Run Date:

Conditions Report 2.0

Loans in Report:	30
Loans with Conditions:	30

40 - Total Active Conditions
40 - Non-Material Conditions
40 - Compliance Review Scope
1 - Category: Federal Consumer Protection
13 - Category: RESPA
25 - Category: State Rate Spread
1 - Category: TILA/RESPA Integrated Disclosure
71 - Total Satisfied Conditions

4 - Credit Review Scope
3 - Category: Application
1 - Category: Assets
4 - Property Valuations Review Scope
3 - Category: Appraisal
1 - Category: Property
63 - Compliance Review Scope
1 - Category: Documentation
2 - Category: Right of Rescission
60 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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